Document and Entity Information	Jan. 18, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001494259
Document Type	8-K/A
Document Period End Date	Jan. 18, 2021
Entity Registrant Name	CarGurus, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38233
Entity Tax Identification Number	04-3843478
Entity Address, Address Line One	2 Canal Park
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	354-0068
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	CARG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported on the Current Report on Form 8-K filed by CarGurus, Inc. (the “Corporation”) with the Securities and Exchange Commission on January 21, 2021 (the “Original Report”), the Corporation’s Board of Directors (the “Board”) approved the appointments of Jason Trevisan as the Corporation’s Chief Executive Officer and of Scot Fredo as the Corporation’s Chief Financial Officer and Treasurer, effective as of January 18, 2021. This Current Report on Form 8-K/A is being filed in order to amend and supplement the Corporation’s disclosure under Item 5.02 of the Original Report to disclose new compensation arrangements for Messrs. Trevisan and Fredo that were not available at the time of the filing of the Original Report. The Original Report otherwise remains unchanged.